UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2014

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
8/31/13 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.7%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.8%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	$500,000	$509,120

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	350,000	331,681

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	250,000	245,840

			1,086,641
Ohio (91.6%)

Akron, G.O. Bonds, AGM, 5s, 12/1/25	Aa3	1,005,000	1,072,838

Allen Cnty., Hosp. Fac. Rev. Bonds (Catholic Hlth. Care), Ser. A, 5 1/4s, 6/1/38	AA-	1,000,000	998,540

American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie State Energy Campus), Ser. A
AGO, 5 3/4s, 2/15/39	AA-	1,500,000	1,563,870
5s, 2/15/38	A1	1,500,000	1,442,655

Barberton, City School Dist. G.O. Bonds (School Impt.), 5 1/4s, 12/1/28	AA	1,390,000	1,466,700

Brookfield, Local School Dist. G.O. Bonds (School Fac. Impt.), AGM, 5s, 1/15/26	Aa2	1,000,000	1,054,340

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B3	2,250,000	1,558,485
5 3/8s, 6/1/24	B3	690,000	572,797

Cincinnati, G.O. Bonds, Ser. D, 4s, 12/1/32	AA+	1,000,000	902,650

Cincinnati, City School Dist. COP (School Impt.), AGM, 5s, 12/15/28	Aa3	2,500,000	2,645,250

Cleveland, G.O. Bonds, Ser. A
AGO, 5s, 12/1/29	AA	2,000,000	2,076,440
NATL, 4 3/4s, 11/15/26	AA	1,790,000	1,857,394

Cleveland, Arpt. Syst. Rev. Bonds, Ser. C, AGM, 5s, 1/1/23	AA-	1,500,000	1,614,315

Cleveland, Income Tax Rev. Bonds (Bridges & Roadways), Ser. B, AGO, 5s, 10/1/29	AA	1,000,000	1,031,260

Cleveland, Pkg. Fac. Rev. Bonds, AGM
5 1/4s, 9/15/22	AA-	1,630,000	1,790,881
5 1/4s, 9/15/22 (Escrowed to maturity)	AA-	770,000	918,887

Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL, zero %, 11/15/25	A2	3,000,000	1,692,390

Cleveland, State U. Rev. Bonds, 5s, 6/1/37	A1	1,500,000	1,457,250

Cleveland, Urban Renewal Increment Rev. Bonds (Rock & Roll Hall of Fame), 6 3/4s, 3/15/18	B/P	870,000	873,028

Cleveland, Wtr. Rev. Bonds (2nd Lien)
Ser. X, 5s, 1/1/42	Aa1	1,000,000	1,008,740
Ser. A, 5s, 1/1/26	Aa2	500,000	542,810

Columbus G.O. Bonds, Ser. A, 5s, 2/15/25	Aaa	1,500,000	1,676,370

Columbus, Swr. Rev. Bonds, Ser. A, 4 1/2s, 6/1/29	Aa1	1,110,000	1,134,420

Columbus, Swr. VRDN, Ser. B, 0.05s, 6/1/32	VMIG1	1,430,000	1,430,000

Cuyahoga Cmnty., College Dist. Rev. Bonds
Ser. C, 5 1/4s, 2/1/29	Aa2	995,000	1,060,003
Ser. D, 5s, 8/1/32	Aa2	750,000	768,383
Ser. C, 5s, 8/1/25	Aa2	1,500,000	1,613,805

Cuyahoga Cnty. G.O. Bonds (Cap. Impt.), Ser. A, 4s, 12/1/27	Aa1	1,000,000	985,000

Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	565,000	573,142

Elyria, OH City School Dist. G.O. Bonds (Classroom Fac. & School Impt.), SGI, 5s, 12/1/35	A1	500,000	506,080

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A-	590,000	563,338

Field, Local School Dist. G.O. Bonds (School Facs. Construction & Impt.), AMBAC
5s, 12/1/22	BBB+/P	650,000	660,446
5s, 12/1/22 (Prerefunded 6/1/15)	BBB+/P	520,000	560,362

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB	1,100,000	1,145,694

Greene Cnty., Hosp. Facs. Rev. Bonds (Kettering Hlth. Network), 5 1/2s, 4/1/39	A	1,000,000	1,008,540

Hamilton Cnty., Econ. Dev. Rev. Bonds (King Highland Cmnty. Urban), Ser. A, NATL, 5s, 6/1/22	A1	1,745,000	1,845,931

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.)
6 5/8s, 1/1/46	BBB	590,000	628,409
5s, 1/1/32	BBB	370,000	355,803

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC
zero %, 12/1/24	A2	3,000,000	1,795,500
zero %, 12/1/22	A2	500,000	334,155

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro. Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	1,500,000	1,600,965

Hamilton, City School Dist. G.O. Bonds (School Impt.), AGM, 5s, 12/1/26	AA-	2,000,000	2,107,760

Huran Cnty., Human Svcs. G.O. Bonds, NATL, 6.55s, 12/1/20	Aa3	1,800,000	2,093,598

JobsOhio Beverage Syst. Rev. Bonds (Statewide Sr. Lien Liquor Profits), Ser. A, 5s, 1/1/38	AA	700,000	682,640

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	A3	1,115,000	1,145,105

Lakewood, City School Dist. G.O. Bonds
NATL, zero %, 12/1/17	Aa2	1,190,000	1,086,411
AGM, zero %, 12/1/16	Aa2	1,250,000	1,202,488

Lancaster, City Fac. Construction & Impt. School Dist. G.O. Bonds, 5s, 10/1/37	AA	1,000,000	1,011,600

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. H, AGO, 5s, 2/1/29	AA-	2,000,000	2,051,060

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5s, 11/15/30	A-	750,000	757,710

Lorain Cnty., Port Auth. Recovery Zone Fac. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 12/1/40	BB-	500,000	486,590

Lucas Cnty., Hlth. Care Rev. Bonds (Lutheran Homes), Ser. A, 7s, 11/1/45	BB+	700,000	724,136

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Sunset Retirement Cmntys.), 5 1/2s, 8/15/30	A-/F	650,000	661,180

Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med. Ctr.), 5 1/4s, 5/15/17	A2	1,250,000	1,348,488

Montgomery Cnty., Rev. Bonds (Catholic Hlth. Initiatives), Ser. D, 6 1/4s, 10/1/33	Aa3	1,000,000	1,115,930

Montgomery Cnty., VRDN (Miami Valley Hosp.), Ser. C, 0.05s, 11/15/39	Aa3	1,100,000	1,100,000

Mount Healthy, City School Dist. G.O. Bonds (School Impt.), AGM, 5 1/4s, 12/1/22	A1	1,105,000	1,206,870

Napoleon, City Facs. Construction & Impt. School Dist. G.O. Bonds, 5s, 12/1/36	Aa3	500,000	497,920

New Albany, Plain Local School Dist. G.O. Bonds (School Impt.), 4s, 12/1/29	Aa1	1,410,000	1,320,169

OH Hsg. Fin. Agcy. Rev. Bonds
(Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	915,000	966,908
(Res. Mtge.), Ser. C, GNMA Coll., FNMA Coll., 4.1s, 3/1/15	Aaa	120,000	123,126

OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 85-A, FGIC, FHA Insd., U.S. Gov't Coll., zero %, 1/15/15 (Escrowed to maturity)	AAA/P	5,000	4,593

OH State G.O. Bonds
(Hwy. Cap. Impts.), Ser. Q, 5s, 5/1/27	AAA	1,500,000	1,624,740
(Infrastructure Impt.), Ser. B, 5s, 8/1/23	Aa1	1,250,000	1,437,388
Ser. B, 5s, 8/1/20	Aa1	1,415,000	1,644,867
(Common Schools), Ser. A, 4s, 9/15/16	Aa1	1,000,000	1,094,270

OH State Rev. Bonds
Ser. A, U.S. Govt. Coll., 5s, 10/1/22 (Prerefunded 4/1/18)	AA-	3,090,000	3,576,521
(Revitalization), Ser. A, AMBAC, U.S. Govt. Coll., 5s, 4/1/19 (Prerefunded 4/1/16)	AA-	1,750,000	1,945,773

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.8s, 12/1/38	Baa1	1,000,000	1,026,710

OH State Air Quality Dev. Auth. Rev. Bonds
(Buckeye Pwr. Recvy. Zone Fac.), 6s, 12/1/40	A2	1,000,000	1,019,270
(Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	500,000	536,440

OH State Higher Ed. Fac. Comm. Rev. Bonds (Oberlin Coll.), 5s, 10/1/31	Aa2	650,000	666,530

OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	1,000,000	1,201,870
(Case Western Reserve U.), 6s, 10/1/14	AA-	1,000,000	1,060,190
(U. of Dayton), Ser. A, 5 5/8s, 12/1/41	A2	1,200,000	1,239,096
(U. of Dayton), 5 1/2s, 12/1/36	A2	1,000,000	1,037,630
(Oberlin College), 5 1/8s, 10/1/24	Aa2	1,500,000	1,505,400

OH State Higher Edl. Fac. VRDN (Case Western Reserve), Ser. B-2, 0.05s, 12/1/44	VMIG1	1,400,000	1,400,000

OH State Higher Edl. Fac. Comm. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39 (Prerefunded 1/15/15)	A2	2,000,000	2,173,640
(Summa Hlth. Syst. - 2010), 5 3/4s, 11/15/40	Baa1	1,000,000	1,018,230
(Kenyon College), 5s, 7/1/44	A1	2,000,000	1,909,220
(Xavier U.), 5s, 5/1/40	A3	750,000	721,125
(Oberlin College), 5s, 10/1/33	Aa2	1,000,000	1,003,510
(Cleveland Clinic Hlth.), 5s, 1/1/31	Aa2	1,500,000	1,516,185

OH State Higher Edl. Fac. Comm. VRDN (Cleveland Clinic Foundation), Ser. B-4, 0.04s, 1/1/43	VMIG1	1,310,000	1,310,000

OH State Hsg. Fin. Agcy. Rev. Bonds (Res. Mtge.), Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5.45s, 9/1/33	Aaa	345,000	350,454

OH State Poll. Control Rev. Bonds (Standard Oil Co.), 6 3/4s, 12/1/15	A2	1,700,000	1,819,000

OH State Tpk. Comm. Rev. Bonds (Infrastructure), Ser. A-1, 5 1/4s, 2/15/32	A1	350,000	359,961

OH State U. Rev. Bonds (Gen. Receipts Special Purpose), Ser. A, 5s, 6/1/38	Aa2	1,000,000	1,014,560

OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds (Loan Fund Wtr. Quality), Ser. B-1, 5s, 12/1/17(SEGSF)	Aaa	1,500,000	1,729,485

OH U. Gen. Recipients Athens Rev. Bonds
5s, 12/1/42	Aa3	500,000	487,950
NATL, U.S. Govt. Coll., 5s, 12/1/25 (Prerefunded 6/1/14)	Aa3	2,265,000	2,345,566

Penta Career Ctr. COP, 5s, 4/1/20	Aa3	1,500,000	1,661,670

Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A1	2,060,000	1,935,288

River Valley, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), AGM, 5 1/4s, 11/1/23	Aa2	300,000	343,428

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	2,250,000	2,296,058

South Western City, School Dist. G.O. Bonds (Franklin & Pickway Cnty.), AGM, 4 3/4s, 12/1/23	Aa2	2,000,000	2,136,520

Steubenville Hosp. Rev. Bonds (Trinity Hlth. Syst.), 5s, 10/1/30	A3	500,000	447,065

Sylvania, City School Dist. G.O. Bonds (School Impt.), AGO, 5s, 12/1/27	Aa3	1,500,000	1,591,650

Tallmadge, City School Dist. G.O. Bonds (School Fac.), AGM, 5s, 12/1/26 (Prerefunded 6/1/15)	AA-	1,410,000	1,520,727

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21	Baa2	1,900,000	2,233,925

U. of Cincinnati Rev. Bonds
Ser. F, 5s, 6/1/34	Aa3	1,500,000	1,537,410
Ser. A, 5s, 6/1/31	Aa3	500,000	514,585
Ser. A, 5s, 6/1/30	Aa3	1,000,000	1,035,730

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group), Ser. A, 5 3/4s, 7/1/33	A	500,000	508,965

Westerville, G.O. Bonds, AMBAC, 5s, 12/1/26	Aaa	1,320,000	1,405,879

Woodridge, School Dist. G.O. Bonds, AMBAC, 6.8s, 12/1/14	Aa2	980,000	993,524

Youngstown State U. Rev. Bonds
AGO, 5 1/4s, 12/15/29	AA-	500,000	519,115
5s, 12/15/25	A1	500,000	530,365

Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, U.S. Govt. Coll.
7 3/8s, 10/1/21 (Escrowed to maturity)	AAA/P	220,000	257,616
7 3/8s, 10/1/20 (Escrowed to maturity)	AAA/P	205,000	240,051
7 3/8s, 10/1/19 (Escrowed to maturity)	AAA/P	185,000	216,631
7 3/8s, 10/1/18 (Escrowed to maturity)	AAA/P	180,000	210,776
7 3/8s, 10/1/17 (Escrowed to maturity)	AAA/P	160,000	187,357
7 3/8s, 10/1/16 (Escrowed to maturity)	AAA/P	155,000	181,502

			132,363,566
Puerto Rico (4.6%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 3/8s, 5/15/33	BBB	415,000	382,974

Cmnwlth. of PR, G.O. Bonds, Ser. A
6s, 7/1/40	Baa3	1,350,000	1,015,646
5 1/4s, 7/1/22	Baa3	1,000,000	844,430

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/38	Ba1	840,000	625,481

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. ZZ, 5 1/4s, 7/1/26	BBB	1,000,000	829,600

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	BBB	750,000	665,985
Ser. G, 5s, 7/1/33	BBB	100,000	68,973

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	1,000,000	931,950

Cmnwlth. of PR, Infrastructure Fin. Auth. Rev. Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	BBB+	1,000,000	993,050

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/43	Aa3	3,000,000	346,440

			6,704,529
Virgin Islands (0.7%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	300,000	308,418
Ser. A-1, 5s, 10/1/39	Baa2	375,000	349,178
Ser. A, 5s, 10/1/25	Baa2	350,000	359,415

			1,017,011
TOTAL INVESTMENTS

Total investments (cost $140,107,280)(b)			$141,171,747

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/13 (Unaudited)

		Fixed payments	Total return
Swap counterparty/	Termination	received (paid) by	received by	Unrealized
Notional amount	date	fund per annum	or paid by fund	depreciation

Bank of America N.A.
$1,800,000	9/11/13	—	3.11% minus MMD (Municipal Market Data) rate for AAA non-insured General Obligation bonds 20 year	$(309,197)

Total				$(309,197)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2013 through August 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $144,492,030.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $140,069,904, resulting in gross unrealized appreciation and depreciation of $5,555,157 and $4,453,314, respectively, or net unrealized appreciation of $1,101,843.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $309,197 to cover certain derivatives contracts.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	24.2%
	Education	16.2
	Healthcare	14.3
	Utilities	12.2
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	12.2%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to manage interest rate risk.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $309,197 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $270,953.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$141,171,747	$—

Totals by level	$—	$141,171,747	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$—	$(309,197)	$—

Totals by level	$—	$(309,197)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$—	$309,197

Total	$—	$309,197

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
OTC total return swap contracts (notional)	$1,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2013